SEGMENT INFORMATION - Geographical Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Non-current assets	$ 20,624	$ 20,390
Revenue	8,374	8,558
United States
Disclosure of geographical areas [line items]
Non-current assets	6,641	6,768
Revenue	3,299	3,081
Dominican Republic
Disclosure of geographical areas [line items]
Non-current assets	3,480	3,540
Revenue	1,417	1,548
Argentina
Disclosure of geographical areas [line items]
Non-current assets	2,217	2,366
Revenue	591	685
Chile
Disclosure of geographical areas [line items]
Non-current assets	2,469	1,945
Revenue	0	0
Tanzania
Disclosure of geographical areas [line items]
Non-current assets	1,129	1,673
Revenue	751	1,045
Peru
Disclosure of geographical areas [line items]
Non-current assets	734	678
Revenue	676	663
Australia
Disclosure of geographical areas [line items]
Non-current assets	463	478
Revenue	456	472
Zambia
Disclosure of geographical areas [line items]
Non-current assets	787	473
Revenue	612	466
Papua New Guinea
Disclosure of geographical areas [line items]
Non-current assets	351	353
Revenue	322	304
Saudi Arabia
Disclosure of geographical areas [line items]
Non-current assets	371	346
Revenue	0	0
Unallocated
Disclosure of geographical areas [line items]
Non-current assets	1,357	1,267
Revenue	0	0
Canada
Disclosure of geographical areas [line items]
Non-current assets	625	503
Revenue	$ 250	$ 294